Jacob Forward ETF
Schedule of Investments (+)
November 30, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.0%
		Biological Products (No Diagnostic Substances) - 7.5%
18,036		Aerie Pharmaceuticals, Inc. *	$182,164
926		CRISPR Therapeutics AG *^	73,987
2,384		Krystal Biotech, Inc. *	192,031
995		Twist Bioscience Corp. *	95,023
			543,205
		Business Services - 8.1%
6,776		OptimizeRx Corp. *	440,440
2,759		Zillow Group, Inc. - Class C *	149,731
			590,171
		Catalog & Mail-Order Houses - 0.4%
221		Alibaba Group Holding Ltd. - ADR *^	28,184
		Computer Integrated Systems Design - 1.4%
6,475		Telos Corp. *	101,981
		Computer Peripheral Equipment - 4.8%
4,642		Impinj, Inc. *	348,010
		Computer Programming, Data Processing, Etc. - 15.5%
42		Alphabet, Inc. - Class C *	119,660
326		Meta Platforms, Inc. - Class A*	105,774
6,485		Momentive Global, Inc. *	132,489
857		MongoDB, Inc. *	426,871
646		Tencent Holdings Ltd. - ADR ^	37,759
6,800		Twitter, Inc. *	298,792
			1,121,345
		Industrial Organic Chemicals - 10.1%
16,572		Amyris, Inc. *	113,684
17,909		Codexis, Inc. *	621,622
			735,306
		Medical Laboratories - 1.8%
1,567		CareDx, Inc. *	67,600
3,142		DermTech, Inc. *	63,091
			130,691
		Miscellaneous Amusement & Recreation - 2.0%
4,133		DraftKings, Inc. - Class A *	142,796
		Patent Owners & Lessors - 5.3%
7,188		Digital Turbine, Inc. *	381,395
		Pharmaceutical Preparations - 10.5%
4,006		Apellis Pharmaceuticals, Inc. *	168,572
2,937		Arcturus Therapeutics Holdings, Inc. *	116,746
4,040		Galaxy Digital Holdings Ltd. *	96,758
16,891		Heron Therapeutics, Inc. *	159,620
3,423		Ideaya Biosciences, Inc. *	75,306
10,148		Omeros Corp. *	73,066
1,916		Schrodinger, Inc. *	75,069
			765,137
		Prepackaged Software - 12.9%
422		Cloudflare, Inc. - Class A *	79,437
9,429		Porch Group, Inc. *	198,386
1,442		Square, Inc. - Class A *	300,412
950		Twilio, Inc. - Class A*	271,842
11,628		WM Technology, Inc. *	83,373
			933,450
		Security Brokers, Dealers & Flotation Companies - 6.2%
31,801		Voyager Digital Ltd. *	453,288
		Semiconductors & Related Devices - 0.9%
1,520		CEVA, Inc. *	67,032
		State Commercial Banks - 7.3%
2,599		Silvergate Capital Corp. - Class A *	531,444
		Surgical and Medical Instruments and Apparatus - 5.3%
34,662		Alphatec Holdings, Inc. *	384,304
		TOTAL COMMON STOCKS (Cost $7,376,322)	7,257,739

		MONEY MARKET FUND - 0.1%
4,500		First American Government Obligations Fund - Class X, 0.03% (a)	4,500
		TOTAL MONEY MARKET FUND (Cost $4,500)	4,500
		TOTAL INVESTMENTS (Cost $7,380,822) - 100.1%	7,262,239
		LIABILITIES IN EXCESS OF OTHER ASSETS - -0.1%	(3,443)
		TOTAL NET ASSETS - 100.0%	$7,258,796

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	7-day yield.

Jacob Forward ETF Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Forward ETF (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Computer Programming & Data Preparation	$1,121,345	$-	$-	$1,121,345
Prepackaged Software	933,450	-	-	933,450
Pharmaceutical Preparations	765,137	-	-	765,137
Industrial Organic Chemicals	735,306	-	-	735,306
Business Services	590,171	-	-	590,171
Biological Products (No Diagnostic Substances)	543,205	-	-	543,205
State Commercial Banks	531,444	-	-	531,444
Security Brokers, Dealers & Flotation Companies	453,288	-	-	453,288
Surgical and Medical Instruments and Apparatus	384,304	-	-	384,304
Patent Owners & Lessors	381,395	-	-	381,395
Computer Peripheral Equipment	348,010	-	-	348,010
Miscellaneous Amusement & Recreation	142,796	-	-	142,796
Medical Laboratories	130,691	-	-	130,691
Computer Integrated Systems Design	101,981	-	-	101,981
Semiconductors and Related Devices	67,032	-	-	67,032
Catalog & Mail-Order Houses	28,184	-	-	28,184
Total Common Stocks	7,257,739	-	-	7,257,739

Short Term Investment
Money Market Fund	4,500	-	-	4,500

Total Investments in Securities	$7,262,239	$-	$-	$7,262,239